Goodwill	12 Months Ended
Dec. 31, 2025
Disclosure Text Block Supplement [Abstract]
Goodwill
Note 8. Goodwill
Changes in the carrying amount of the Company’s goodwill for the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
	(U.S. $ in thousands )
Goodwill at January 1,	$99,082	$100,051
Goodwill acquired	651	—
Currency translation adjustments	1,866	(969)
Goodwill at December 31,	$101,599	$99,082
The goodwill balance as of December 31, 2025 and 2024 was allocated as part of Stratasys-Core reporting unit.
On annual basis, the Company performs a quantitative assessment for goodwill impairment for its Stratasys-Core reporting unit and concluded that the fair value of Stratasys-Core reporting unit exceeded its carrying amount in those years. When evaluating the fair value of Stratasys-Core reporting unit under the income approach, the Company used a discounted cash flow model which utilized Level 3 measures that represent unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecast for a period of 4 years or more, including expected revenue growth, costs to produce, operating profit margins and estimated capital needs; (b) an estimated terminal value using a terminal year long- term future growth determined based on the growth prospects of the reporting unit; and (c) a discount rate which reflects the weighted average cost of capital adjusted for the relevant risk associated with the Stratasys-Core reporting unit operations and the uncertainty inherent in the Company's internally developed forecasts.
In order to assess the reasonableness of its cash flow projections used for its goodwill impairment analysis, the Company compared the aggregate fair value of its reporting units to its market capitalization and calculated the implied control premium. The Company believes that its fair value assessment is reasonably supported by its calculated market capitalization.
During the fourth quarter of 2023, the Company performed its annual impairment test for goodwill impairment. Based on the results of the analysis, as described above, the Company concluded that the fair value of Stratasys-Core reporting unit exceeded its carrying amount by approximately 34%, with a carrying amount of goodwill assigned to this reporting unit in an amount of $100.0 million.
During the third quarter of 2024, the Company noted that indicators of potential impairment existed which required an interim goodwill impairment analysis for Stratasys-Core reporting unit. These indicators included deterioration in the business climate and operating results, sustained decline in the Company’s market capitalization during the past quarters, changes in management’s business strategy and downward changes of the Company's cash flow projections. As a result of the factors discussed above, and based on the results of the analysis, as described above, the Company concluded that the fair value of Stratasys-Core reporting unit exceeded its carrying amount.
During the fourth quarter of 2024, the Company performed its annual impairment test for goodwill impairment. Based on the results of the analysis, as described above, the Company concluded that the fair value of Stratasys-Core reporting unit exceeded its carrying amount by approximately 3%, with a carrying amount of goodwill assigned to this reporting unit in an amount of $99.1 million.
During the fourth quarter of 2025, the Company performed its annual impairment test for goodwill impairment. Based on the results of the analysis, as described above, the Company concluded that the fair value of Stratasys-Core reporting unit exceeded its carrying amount by approximately 5%, with a carrying amount of goodwill assigned to this reporting unit in an amount of $101.6 million.
Actual results may differ from those assumed in the Company's valuation method. It is reasonably possible that the Company's assumptions described above could change in future periods. If any of these were to vary from the Company's plans, it may record impairment of goodwill allocated to this reporting unit in the future. A hypothetical decrease in the terminal growth rate of 1.0% or an increase of 0.5% to the discount rate would have reduced the fair value of Stratasys-Core reporting unit and result in impairment of goodwill allocated to this reporting unit by approximately $4 million and $3 million, respectively.
Based on the Company’s assessment as of December 31, 2025, 2024 and 2023, no goodwill was determined to be impaired.
The Company will continue to monitor the fair value of its Stratasys-Core reporting unit to determine whether events and changes in circumstances such as further deterioration in the business climate or operating results, significant decline in the Company's share price, changes in management’s business strategy or downward changes of the Company's cash flows projections, warrant further interim impairment testing.